IFRS 7 - Disclosure - Credit Risk - Summary of Exposure to Credit Risk (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 975,254	$ 1,054,714
Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	860,020
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		953,465
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	115,234	101,249
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,810	14,140
Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	503,644	608,077
Business and government portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	416,508
Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		520,824
Business and government portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,136	87,253
Business and government portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	388,753	390,864
Business and government portfolios [member] | Drawn [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	311,854
Business and government portfolios [member] | Drawn [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		314,712
Business and government portfolios [member] | Drawn [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	76,899	76,152
Business and government portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	66,604	84,487
Business and government portfolios [member] | Undrawn commitments [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	57,378
Business and government portfolios [member] | Undrawn commitments [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		74,327
Business and government portfolios [member] | Undrawn commitments [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	9,226	10,160
Business and government portfolios [member] | Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,727	256,063
Business and government portfolios [member] | Repo style transactions [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	316,727
Business and government portfolios [member] | Repo style transactions [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		256,063
Business and government portfolios [member] | Repo style transactions [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Business and government portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	16,227	92,181
Business and government portfolios [member] | Other off balance sheet items [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	15,391
Business and government portfolios [member] | Other off balance sheet items [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		91,350
Business and government portfolios [member] | Other off balance sheet items [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	836	831
Business and government portfolios [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,830	21,966
Business and government portfolios [member] | OTC derivatives [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,655
Business and government portfolios [member] | OTC derivatives [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		21,856
Business and government portfolios [member] | OTC derivatives [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	175	110
Business and government portfolios [member] | Repo style transaction collateral [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	302,497	237,484
Business and government portfolios [member] | Repo style transaction collateral [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	302,497
Business and government portfolios [member] | Repo style transaction collateral [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		237,484
Business and government portfolios [member] | Repo style transaction collateral [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	0
Retail portfolios [member] | Drawn [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	327,546	327,661
Retail portfolios [member] | Drawn [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	317,308
Retail portfolios [member] | Drawn [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		317,071
Retail portfolios [member] | Drawn [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,238	10,590
Retail portfolios [member] | Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	107,945	99,845
Retail portfolios [member] | Undrawn commitments [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	104,311
Retail portfolios [member] | Undrawn commitments [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		99,817
Retail portfolios [member] | Undrawn commitments [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,634	28
Retail portfolios [member] | Other off balance sheet items [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	565	541
Retail portfolios [member] | Other off balance sheet items [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	433
Retail portfolios [member] | Other off balance sheet items [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		420
Retail portfolios [member] | Other off balance sheet items [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	132	121
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35,554	18,590
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	21,460
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		15,333
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	14,094	3,257
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,277,751	1,292,198
Gross carrying amount [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	1,162,517
Gross carrying amount [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		1,190,949
Gross carrying amount [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	115,234	101,249
Gross carrying amount [member] | Business and government portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	806,141	845,561
Gross carrying amount [member] | Business and government portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	719,005
Gross carrying amount [member] | Business and government portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		758,308
Gross carrying amount [member] | Business and government portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	87,136	87,253
Gross carrying amount [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	436,056	428,047
Gross carrying amount [member] | Retail portfolios [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	422,052
Gross carrying amount [member] | Retail portfolios [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk		417,308
Gross carrying amount [member] | Retail portfolios [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 14,004	$ 10,739